CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 5,173	$ 3,113
Trade receivables, net	1,136	2
Loan receivables, net of provision for loan losses of $5,490 and $1,532, respectively	12,612	7,195
Interest receivables	162	41
Other receivables, prepayments and deposits, net of provision for credit losses of $10 and $8, respectively	471	319
Total current assets	19,554	10,670
NON-CURRENT ASSETS
Plant and equipment, net	44,913	46,773
Operating lease right-of-use assets, net	26	4
Intangible assets, net	1,367	29
Long-term loans receivables, net of $1 and $491 provision for loan losses	977	12,484
Goodwill	12,348	385
Total non-current assets	59,631	59,675
Total assets	79,185	70,345
CURRENT LIABILITIES
Amount due to a shareholder	$ 1,538	$ 1,923
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Accounts payable	$ 1,633
Other payables and accrued liabilities	1,863	$ 2,278
Deferred Revenue	87	0
Operating lease liability, current	22	4
Customer deposits	5	5
Taxes payable	769	513
Total current liabilities	5,917	4,723
LONG-TERM LIABILITIES
Operating lease liability, non-current	4
Non-current Deferred tax liabilities	5,015	5,043
Total non-current liabilities	5,019	5,043
Total liabilities	10,936	9,766
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 10,000,000 shares authorized, nil and nil issued and outstanding as of December 31, 2024 and 2023, respectively
Ordinary shares, $0.004 par value, 500,000,000 shares authorized, 112,510,166 and 101,597,998 issued and outstanding as of December 31, 2024 and 2023, respectively	450	406
Additional paid-in-capital	156,815	135,768
Retained earnings (deficit)	(89,011)	(75,598)
Accumulated other comprehensive (loss) income	(5)	3
Total TROOPS, Inc. shareholders' equity	68,249	60,579
Total liabilities and shareholders' equity	$ 79,185	$ 70,345